Accounts Receivable, Net (Details) - Schedule of Allowance of Credit Losses - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Allowance of Doubtful Accounts [Abstract]
Balance at the beginning of the period	$ 21,144	$ 25,348
Adoption of ASC326		637
Additions	2,654
Reversal	2,654	(3,694)
Foreign currency translation	(506)	(1,101)
Balance at the end of the period	$ 23,292	$ 21,190